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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

               Signature                  Place                Date of Signing

            /s/ Lloyd Appel            New York, NY             July 10, 2006
            ---------------            ------------             -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                        -----------

Form 13F Information Table Entry Total:   56
                                        -----------

Form 13F Information Table Value Total:   300,896
                                        -----------
                                        (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
                  COLUMN 1             COLUMN 2          COLUMN 3  COLUMN 4   COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                INVEST-
                                                                                                MENT     OTHER
                                                                    (000)   SHRS OR  SH/ PUT/   DISCRE-  MAN-     VOTING AUTHORITY
               NAME OF ISSUER        TITLE OF CLASS       CUSIP     VALUE   PRN AMT  PRN CALL   TION     AGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS INC               COM           000886309    1,276     75,708  SH       SOLE            39,364   0     36,344
AGILENT TECHNOLOGIES INC                 COM           00846u101    5,506    174,475  SH       SOLE            91,220   0     83,255
AMERICAN EXPRESS COMPANY                 COM           025816109    2,661     50,000  SH       SOLE            26,350   0     23,650
AMERICAN INTERNATIONAL GROUP INC         COM           026874107      542      9,187  SH       SOLE             9,187   0          -
ARAMARK CORP                             COM           038521100    8,301    250,700  SH       SOLE           130,928   0    119,772
ATLAS AIR WORLDWIDE HLDGS INC            COM           049164205    1,927     39,300  SH       SOLE            20,633   0     18,667
BERKSHIRE HATHAWAY INC                   COM           084670207    9,263      3,044  SH       SOLE             1,587   0      1,457
CAPITALSOURCE INC                        COM           14055x102    4,087    174,200  SH       SOLE            90,609   0     83,591
CATALINA MARKETING CORP                  COM           148867104       85      2,990  SH       SOLE                     0      2,990
CENVEO INC                               COM           15670s105    2,813    156,700  SH       SOLE            82,454   0     74,246
CHARLES SCHWAB CORP                      COM           808513105    6,307    394,700  SH       SOLE           205,385   0    189,315
CINCINNATI BELL INC.                     COM           171871106       68     16,500  SH       SOLE            16,500   0          -
CISCO SYSTEMS INC                        COM           17275r102    9,765    500,000  SH       SOLE           263,200   0    236,800
CITIGROUP INC                            COM           172967101    3,618     75,000  SH       SOLE            39,525   0     35,475
COCA COLA ENTERPRISES INC                COM           191219104    4,074    200,000  SH       SOLE           105,200   0     94,800
COLGATE PALMOLIVE CO                     COM           194162103   12,016    200,600  SH       SOLE           105,725   0     94,875
CONAGRA FOODS INC                        COM           205887102    2,837    128,300  SH       SOLE            66,385   0     61,915
CONEXANT SYSTEMS INC                     COM           207142100   13,125  5,250,150  SH       SOLE         2,755,730   0  2,494,420
CROWN HOLDINGS INC                       COM           228368106    3,123    200,550  SH       SOLE           105,741   0     94,809
DST SYSTEMS INC                          COM           233326107   13,905    233,700  SH       SOLE           123,072   0    110,628
ECI TELECOM LTD                          COM           268258100    8,960  1,111,626  SH       SOLE           580,666   0    530,960
EVEREST RE GROUP LTD                     COM           g3223r108    3,021     34,900  SH       SOLE            17,913   0     16,987
FINISAR CORP                             COM           31787a101    7,688  2,351,200  SH       SOLE         1,235,680   0  1,115,520
FIRST DATA CORP                          COM           319963104    7,877    174,900  SH       SOLE            91,175   0     83,725
FREESCALE SEMICONDUCTOR INC              COM           35687m206      135      4,598  SH       SOLE             4,598   0          -
FRONTLINE LTD                            COM           g3682e127    3,043     80,400  SH       SOLE            48,220   0     32,180
GENERAL MILLS INC                        COM           370334104    6,421    124,300  SH       SOLE            64,975   0     59,325

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GLAXOSMITHKLINE PLC                     SPONSORED ADR  37733w105    6,291    112,740  SH       SOLE            58,926   0     53,814
HSBC HOLDINGS PLC                       SPONSORED ADR  404280406    4,264     48,266  SH       SOLE            48,266   0          -
ISHARESTRUST 20+YR TREASURY INDEX FUND   COM           464287432   10,540    125,000  SH       SOLE           107,750   0     17,250
KELLOGG CO                               COM           487836108    3,390     70,000  SH       SOLE            36,750   0     33,250
KROGER CO                                COM           501044101   11,882    543,550  SH       SOLE           283,325   0    260,225
LIBERTY GLOBAL INC CLASS A               COM           530555101    3,487    162,200  SH       SOLE            85,795   0     76,405
LIBERTY GLOBAL INC SERIES C              COM           530555309    3,299    160,400  SH       SOLE            83,555   0     76,845
LIBERTY MEDIA CAPITAL                    COM           53071m302    1,691     20,181  SH       SOLE            10,662   0      9,519
LIBERTY MEDIA INTERACTIVE                COM           53071m104    1,742    100,923  SH       SOLE            53,320   0     47,603
MASTERCARD INC                           COM           57636q104    7,200    150,000  SH       SOLE            78,900   0     71,100
MCDERMOTT INTERNATIONAL INC              COM           580037109    2,274     50,000  SH       SOLE            26,350   0     23,650
METRO ONE TELECOMMUNICATIONS INC         COM           59163f105       51     77,500  SH       SOLE            77,500   0          -
MICROSOFT CORP                           COM           594918104   10,782    462,735  SH       SOLE           242,350   0    220,385
MOTOROLA INC                             COM           620076109      839     41,646  SH       SOLE            41,646   0          -
NII HOLDINGS INC                         COM           62913f201    1,689     29,950  SH       SOLE            15,373   0     14,577
NORTEL CORP.                             COM           656568102       94     41,823  SH       SOLE            41,823   0          -
NOVARTIS AG                             SPONSORED ADR  66987v109    6,694    124,150  SH       SOLE            64,720   0     59,430
PFIZER INC                               COM           717081103    6,290    268,000  SH       SOLE           139,900   0    128,100
PMC-SIERRA INC                           COM           69344f106    8,991    956,503  SH       SOLE           502,507   0    453,996
PROCTER & GAMBLE CO                      COM           742718109    3,364     60,500  SH       SOLE            31,239   0     29,261
SANOFI AVENTIS                          SPONSORED ADR  80105n105    3,923     80,550  SH       SOLE            41,985   0     38,565
SHIP FINANCE INTERNATIONAL LIMITED       COM           g81075106        8        437  SH       SOLE                     0        437
STANDARD & POORS DEPOSITARY RECEIPTS     COM           78462f103   28,002    220,000  SH       SOLE                     0    220,000
SUPERVALU INC                            COM           868536103    3,070    100,000  SH       SOLE            52,625   0     47,375
SYNERON MEDICAL LTD                      COM           m87245102      501     23,983  SH       SOLE                     0     23,983
TD AMERITRADE HLDG CORP                  COM           87236y108    4,191    283,000  SH       SOLE           146,915   0    136,085
THORNBURG MORTGAGE INC                   COM           885218107    4,100    147,100  SH       SOLE            76,725   0     70,375
VODAFONE GROUP PLC                      SPONSORED ADR  92857w100      623     29,250  SH       SOLE            29,250   0          -
WYETH COM                                COM           983024100   12,983    292,350  SH       SOLE           152,612   0    139,738
XILINX INC                               COM           983919101    6,197    273,600  SH       SOLE           142,520   0    131,080

                                                                  300,896
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